Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Leases [Abstract]
Leases

9. Leases

The Company leases facilities for its fabrication, lab and office space, and equipment under its various lease agreements.

The Company’s leases include fixed lease payments which may include escalation terms based on a fixed percentage or may vary based on an inflation index or other market adjustments. Escalations resulting from changes in inflation indices and market adjustments, as well as other lease costs that depend on the use of the underlying asset, are not considered lease payments when calculating the lease liability or ROU asset. Instead, such payments are accounted for as variable lease cost when the condition that triggers the variable payment becomes probable. Variable lease cost includes contingent rent payments for office space based on the percentage occupied by the Company in addition to common area charges and other charges that are variable in nature.

Summary of Lease Cost

The components of lease cost under ASC 842 are as follows for the below periods (in thousands):

	Six Months Ended June 30,
	2026	2025
Finance lease cost:
Amortization of finance lease right-of-use asset	$52	$146
Interest on finance lease liabilities	30	64
Operating lease costs:
Lease cost	227	89
Total lease cost	$309	$299

Supplemental disclosure of cash flow information related to leases is as follows for the below periods (in thousands):

	Six Months Ended June 30,
	2026	2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$53	$90
Operating cash flows from finance leases	$30	$64
Financing cash flows from finance leases	$298	$241

The weighted-average remaining lease term and discount rate were as follows for the below periods:

	Six Months Ended June 30,
	2026	2025
Weighted-average remaining lease term
Finance leases	1.8 years	3.3 years
Operating leases	9.6 years	0.8 years
Weighted-average discount rate
Finance leases	13.9%	11.8%
Operating leases	15.3%	10.3%

The following table summarizes the minimum lease payments of the Company’s operating and finance lease liabilities as of June 30, 2026 (in thousands):

	Operating	Finance
Remaining in 2026	$(122)	$88
2027	369	176
2028	380	152
2029	391	—
2030	403	—
Thereafter	2,359	—
Total future minimum lease payments	$3,780	$416
Less: tenant improvement allowance	—	—
Less: imputed interest	(2,028)	(52)
Present value of lease liability	1,752	364

In December 2024, the Company executed a 3-year lease of equipment expected to commence in 2026 with expected future payments of approximately $1.3 million. As of June 30, 2026, the lease has not yet commenced.

11. Leases

The Company leases facilities for its fab, lab and office space, and equipment under its various lease agreements.

The Company’s leases include fixed lease payments which may include escalation terms based on a fixed percentage or may vary based on an inflation index or other market adjustments. Escalations resulting from changes in inflation indices and market adjustments, as well as other lease costs that depend on the use of the underlying asset, are not considered lease payments when calculating the lease liability or ROU asset. Instead, such payments are accounted for as variable lease cost when the condition that triggers the variable payment becomes probable. Variable lease cost includes contingent rent payments for office space based on the percentage occupied by the Company in addition to common area charges and other charges that are variable in nature.

Summary of Lease Cost

The components of lease cost under ASC 842 are as follows for the below periods (in thousands):

	Year Ended December 31,
	2025	2024
Finance lease cost:
Amortization of finance lease right-of-use asset	$211	$221
Interest on finance lease liabilities	114	149
Operating lease costs:
Lease cost	310	192
Variable lease cost	174	167
Total lease cost	809	$729

Supplemental disclosure of cash flow information related to leases are as follows for the below periods (in thousands):

	Year Ended December 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$139	$191
Operating cash flows from finance leases	$114	$149
Financing cash flows from finance leases	$653	$471

The weighted-average remaining lease term and discount rate were as follows for the below periods:

	Year Ended December 31,
	2025	2024
Weighted-average remaining lease term
Finance leases	2.2 years	2.6 years
Operating leases	10.2 years	1.0 years
Weighted-average discount rate
Finance leases	12.5%	11.9%
Operating leases	15.3%	11.6%

The following table summarizes the minimum lease payments of the Company’s operating and finance lease liabilities as of December 31, 2025 (in thousands):

	Operating	Finance
2026	$236	$293
2027	369	381
2028	380	152
2029	391	—
2030	403	—
Thereafter	2,359	—
Total future minimum lease payments	$4,138	$826
Less: tenant improvement allowance	(389)	—
Less: imputed interest	(2,170)	(114)
Present value of lease liability	1,579	712

Current portion of lease liability	$24	$223
Non-current portion of lease liability	$1,555	$489

In December 2024, the Company executed a 3-year lease of equipment expecting to commence in 2026 with expected future payments of approximately $1.3 million.